Financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	£ 388	£ 332		£ 257
Fair value of gross borrowings	13,877			14,727
Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	483	481		578
Increase in financial assets	29	6
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Fair value of gross borrowings	21,428			15,895
Contingent consideration | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	£ 314	£ 333		429	£ 249
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	9 years
Business combinations | Contingent consideration | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	£ 361
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Equity stake held by external party	50.00%
Industrias Licoreras de Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	£ 169			£ 149
Industrias Licoreras de Guatemala | Option exercised two years later
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability			£ 41